Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Office equipment	$20,405	$19,895
Software	$71,062	$69,298
Furniture and fittings	$21,736	$21,187
Renovation	$21,300	$20,761
Space component	$911,486	$888,458
Ground component	$36,596	$35,671
Ground component under construction	$407,639	$397,341
	$1,490,224	$1,452,611
Less: Accumulated depreciation and amortization	$(479,489)	$(361,098)
Less: Written off	(12,446)	-
Foreign exchange translation	$65,134	$29,230
Total	$1,063,423	$1,120,743